SHORT-TERM INVESTMENTS - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
SHORT-TERM INVESTMENTS
Fair value and recognized fair value	$ 15,395	$ (16,854)	$ (1,032)
Minimum
SHORT-TERM INVESTMENTS
Maturity period of investments	3 months	3 months
Maximum
SHORT-TERM INVESTMENTS
Maturity period of investments	12 months	12 months